RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties - noncurrent	¥ 528,896	$ 76,177
JYADK [Member]
Related Party Transaction [Line Items]
Due from related parties, current	5,028	724	3,321
Gopher [Member]
Related Party Transaction [Line Items]
Due to related parties - current	5,894	849	4,508
Due to related parties - noncurrent	172,575	24,856	161,945
Nai'ensi [Member]
Related Party Transaction [Line Items]
Due from related parties, non-current			27,072
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Due from related parties, current	8,468	1,220
JWYK [Member]
Related Party Transaction [Line Items]
Due from related parties, current	¥ 9,000	$ 1,296